INTEREST INCOME	12 Months Ended
Dec. 31, 2018
Interest Income
INTEREST INCOME

NOTE 27

INTEREST INCOME

This item refers to interest earned in the period from the financial assets whose return, whether implicitly or explicitly, is determined by applying the effective interest rate method, regardless of the value at fair value, as well as the effect of hedge accounting (see c).

a)	For the years ended December 31, 2018, 2017 and 2016 the income from interest, was attributable to the following items:

	For the years ended December 31,
	2018				2017				2016
	Interest	Inflation adjustments	Prepaid fees	Total	Interest	Inflation adjustments	Prepaid fees	Total	Interest	Inflation adjustments	Prepaid fees	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Resale agreements	903	-	-	903	939	-	-	939	1,488	-	-	1,488
Interbank loans	897	-	-	897	969	-	-	969	295	-	-	295
Commercial loans	771,405	153,851	11,008	936,264	752,013	85,389	10,525	847,927	742,432	130,904	7,659	880,995
Mortgage loans	330,055	266,691	909	597,655	320,041	149,303	414	469,758	304,116	228,081	7,012	539,209
Consumer loans	579,929	439	6,166	586,534	612,932	363	4,738	618,033	604,152	660	4,318	609,130
Investment instruments	75,423	24,790	-	100,213	74,000	5,797	-	79,797	75,808	2,916	-	78,724
Other interest income	16,644	4,013	-	20,657	12,172	1,538	-	13,710	11,136	2,445	-	13,581

Interest income not including income from hedge accounting	1,775,256	449,784	18,083	2,243,123	1,773,066	242,390	15,677	2,031,133	1,739,427	365,006	18,989	2,123,422

b)	For the years ended December 31, 2018, 2017 and 2016, the expense from interest expense, excluding expense from hedge accounting, is as follows:

	For the years ended December 31,
	2018			2017			2016
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Demand deposits	(14,914)	(1,371)	(16,285)	(13,851)	(695)	(14,546)	(16,003)	(1,043)	(17,046)
Repurchase agreements	(6,439)	-	(6,439)	(6,514)	-	(6,514)	(2,822)	-	(2,822)
Time deposits and liabilities	(317,061)	(35,284)	(352,345)	(341,821)	(20,509)	(362,330)	(399,720)	(38,946)	(438,666)
Interbank loans	(39,971)	-	(39,971)	(26,805)	-	(26,805)	(19,803)	-	(19,803)
Issued debt instruments	(241,455)	(133,227)	(374,682)	(220,027)	(76,170)	(296,197)	(197,973)	(105,452)	(303,425)
Other financial liabilities	(2,698)	(110)	(2,808)	(2,946)	(303)	(3,249)	(3,008)	(781)	(3,789)
Other interest expense	(6,929)	(10,497)	(17,426)	(5,236)	(4,973)	(10,209)	(5,211)	(8,874)	(14,085)
Interest expense not including expenses from hedge accounting	(629,467)	(180,489)	(809,956)	(617,200)	(102,650)	(719,850)	(644,540)	(155,096)	(799,636)

c)       For the years ended December 31, 2018, 2017 and 2016, the income and expense from interest is as follows:

	For the years ended December 31,
	2018	2017	2016
Items	MCh$	MCh$	MCh$

Interest income not including income from hedge accounting	2,243,123	2,031,133	2,123,422
Interest expense not including expense from hedge accounting	(809,956)	(719,850)	(799,636)

Net Interest income (expense) from hedge accounting	1,433,167	1,311,283	1,323,786

Hedge accounting (net)	(18,799)	15,408	(42,420)

Total net interest income	1,414,368	1,326,691	1,281,366